Document And Entity Information	12 Months Ended
Dec. 30, 2012
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 30, 2012
Entity Registrant Name	CHECKPOINT SYSTEMS INC
Entity Central Index Key	0000215419

Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 30, 2012	Sep. 23, 2012	Jun. 24, 2012	Mar. 25, 2012	Dec. 30, 2012
Income Statement [Abstract]
Net revenues	$ 200,178	$ 168,813	$ 177,604	$ 144,194	$ 690,789
Cost of revenues	121,541	100,153	107,080	91,173	419,947
Gross profit	78,637	68,660	70,524	53,021	270,842
Selling, general and administrative expenses	61,385	56,881	65,220	65,603	249,089
Research and development	3,591	4,335	4,020	4,454	16,400
Restructuring expenses	1,326	4,112	21,266	1,718	28,422
Goodwill impairment	38,278	0	64,437	0	102,715
Litigation settlement	295	0	0	0	295
Acquisition costs	205	17	96	14	332
Other (income) expense	(4,652)	0	0	745	(3,907)
Other operating income	2,043	0	0	0	2,043
Operating (loss) income	(19,748)	3,315	(84,515)	(19,513)	(120,461)
Interest income	466	396	395	500	1,757
Interest expense	2,105	4,668	1,939	1,935	10,647
Other gain (loss), net	(1,760)	325	(146)	(150)	(1,731)
Loss from continuing operations before income taxes	(23,147)	(632)	(86,205)	(21,098)	(131,082)
Income taxes expense (benefit)	8,288	3,648	5,624	(10,196)	7,364
Net loss from continuing operations	(31,435)	(4,280)	(91,829)	(10,902)	(138,446)
Loss from discontinued operations, net of tax expense (benefit) of $133, $117, $77, ($80) and $247	(4,129)	(1,105)	(2,357)	(368)	(7,959)
Net loss	(35,564)	(5,385)	(94,186)	(11,270)	(146,405)
Less: loss attributable to non-controlling interests	(174)	(51)	(25)	(279)	(529)
Net loss attributable to Checkpoint Systems, Inc.	$ (35,390)	$ (5,334)	$ (94,161)	$ (10,991)	$ (145,876)
Basic loss attributable to Checkpoint Systems, Inc. per share:
Loss from continuing operations (in dollars per share)	$ (0.76)	$ (0.1)	$ (2.24)	$ (0.26)	$ (3.36)
Loss from discontinued operations, net of tax (in dollars per share)	$ (0.1)	$ (0.03)	$ (0.06)	$ (0.01)	$ (0.2)
Basic loss attributable to Checkpoint Systems, Inc. per share	$ (0.86)	$ (0.13)	$ (2.3)	$ (0.27)	$ (3.56)
Diluted loss attributable to Checkpoint Systems, Inc. per share:
Loss from continuing operations (in dollars per share)	$ (0.76)	$ (0.1)	$ (2.24)	$ (0.26)	$ (3.36)
Loss from discontinued operations, net of tax (in dollars per share)	$ (0.1)	$ (0.03)	$ (0.06)	$ (0.01)	$ (0.2)
Diluted loss attributable to Checkpoint Systems, Inc. per share	$ (0.86)	$ (0.13)	$ (2.3)	$ (0.27)	$ (3.56)

Consolidated Statements Of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 30, 2012	Sep. 23, 2012	Jun. 24, 2012	Mar. 25, 2012	Dec. 30, 2012
Accounting Policies [Abstract]
Discontinued operations, tax expense (benefit)	$ 133	$ 117	$ 77	$ (80)	$ 247

Business Segments	12 Months Ended
Dec. 30, 2012
Segment Reporting [Abstract]
Business Segments
BUSINESS SEGMENTS (UNAUDITED)

	Quarter (13 weeks)	Quarter (13 weeks)	Quarter (13 weeks)	Quarter (14 weeks)	YTD (53 weeks)
(amounts in thousands)	March 25, 2012	June 24, 2012	September 23, 2012	December 30, 2012	December 30, 2012
Business segment net revenue:
Shrink Management Solutions	$88,003	$113,276	$114,509	$134,332	$450,120
Apparel Labeling Solutions	40,399	51,749	41,759	51,060	184,967
Retail Merchandising Solutions	15,792	12,579	12,545	14,786	55,702
Total	$144,194	$177,604	$168,813	$200,178	$690,789
Business segment gross profit:
Shrink Management Solutions	$39,361	$50,467	$52,672	$56,203	$198,703
Apparel Labeling Solutions	6,621	14,904	10,101	15,035	46,661
Retail Merchandising Solutions	7,039	5,153	5,887	7,399	25,478
Total gross profit	$53,021	$70,524	$68,660	$78,637	$270,842

Business Segments (Tables)	12 Months Ended
Dec. 30, 2012
Segment Reporting [Abstract]
Schedule Of Earnings From Business Segments
BUSINESS SEGMENTS (UNAUDITED)

	Quarter (13 weeks)	Quarter (13 weeks)	Quarter (13 weeks)	Quarter (14 weeks)	YTD (53 weeks)
(amounts in thousands)	March 25, 2012	June 24, 2012	September 23, 2012	December 30, 2012	December 30, 2012
Business segment net revenue:
Shrink Management Solutions	$88,003	$113,276	$114,509	$134,332	$450,120
Apparel Labeling Solutions	40,399	51,749	41,759	51,060	184,967
Retail Merchandising Solutions	15,792	12,579	12,545	14,786	55,702
Total	$144,194	$177,604	$168,813	$200,178	$690,789
Business segment gross profit:
Shrink Management Solutions	$39,361	$50,467	$52,672	$56,203	$198,703
Apparel Labeling Solutions	6,621	14,904	10,101	15,035	46,661
Retail Merchandising Solutions	7,039	5,153	5,887	7,399	25,478
Total gross profit	$53,021	$70,524	$68,660	$78,637	$270,842

Business Segments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 30, 2012	Sep. 23, 2012	Jun. 24, 2012	Mar. 25, 2012	Dec. 30, 2012
Segment Reporting Information [Line Items]
Total revenues	$ 200,178	$ 168,813	$ 177,604	$ 144,194	$ 690,789
Total gross profit	78,637	68,660	70,524	53,021	270,842
Segment, Shrink Management Solutions [Member]
Segment Reporting Information [Line Items]
Total revenues	134,332	114,509	113,276	88,003	450,120
Total gross profit	56,203	52,672	50,467	39,361	198,703
Segment, Apparel Labeling Solutions [Member]
Segment Reporting Information [Line Items]
Total revenues	51,060	41,759	51,749	40,399	184,967
Total gross profit	15,035	10,101	14,904	6,621	46,661
Segment, Retail Merchandising Solutions [Member]
Segment Reporting Information [Line Items]
Total revenues	14,786	12,545	12,579	15,792	55,702
Total gross profit	$ 7,399	$ 5,887	$ 5,153	$ 7,039	$ 25,478